PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 23 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Share of profit of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2024 and June 30,2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of
	December 31, 2024	June 30, 2025
ASSETS
Amounts due from related parties	2,941	2,684
Investments in subsidiaries	$39,656,197	$35,585,279
Total Assets	$39,659,138	$35,587,963
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 35,728,625 shares issued, 25,555,096 shares outstanding as of December 31, 2024; 40,979,382 shares issued, 26,552,370 shares outstanding as of June 30, 2025 *	$2,556	2,655
Additional paid-in capital *	11,441,712	17,770,394
Retained earnings	31,355,902	20,062,007
Accumulated other comprehensive loss	(3,141,061)	(2,247,122)
Total Shareholders’ Equity	39,659,138	35,587,963
Total Liabilities and Shareholders’ Equity	$39,659,138	$35,587,963

Condensed statements of comprehensive income

	For the six months ended June 30,
	2024	2025
Share of profit/loss in subsidiaries, net (Note a)	$4,330,267	$(11,293,895)
Income/(loss) before income tax	4,330,267	(11,293,895)
Income tax provision	—	—
Net income/(loss)	4,330,267	(11,293,895)
Other comprehensive (loss) income
Foreign currency translation (loss) income	$(828,730)	$893,939
Comprehensive income/(loss)	$3,501,537	$(10,399,956)

Condensed statements of cash flows

	For the six months ended June 30,
	2024	2025
Cash flows from operating activities
Net income/(loss)	$4,330,267	$(11,293,895)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income/(loss) in subsidiaries	(4,330,267)	11,293,895
Net cash provided by operating activities	—	—
Cash at beginning of the period	$—	—
Cash at the end of the period	$—	$—

(a)	Basis of presentation

In the parent company only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been or omitted and as such, these parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

*Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).